Summary of Significant Accounting Policies - Additional Information (Details)			3 Months Ended		10 Months Ended	12 Months Ended
	Oct. 31, 2019 reporting_unit	Oct. 31, 2017 USD ($)	Dec. 31, 2019 USD ($)	Jun. 30, 2019 USD ($)	Oct. 31, 2019 USD ($)	Dec. 31, 2019 USD ($) reporting_unit segment	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($) reporting_unit	Jan. 01, 2019 USD ($)	Dec. 31, 2016 USD ($)
Goodwill [Line Items]
Number of reportable segments | segment						2
Capitalized computer software						$ 13,400,000	$ 10,100,000	$ 10,200,000
Number of reporting units | reporting_unit	7
Impairment of goodwill						12,333,000	0	12,129,000
Goodwill			$ 1,835,310,000			1,835,310,000	1,849,065,000	1,850,582,000
Impairment of long lived assets				$ 17,900,000		25,207,000	0	18,731,000
Impairment of intangible assets			7,300,000	$ 17,900,000		25,200,000	0
Reserves for refunds and chargebacks			300,000			300,000	400,000
Deferred revenue expected to be refunded			1,900,000			$ 1,900,000	2,200,000
Percentage of deferred revenue refunded within same fiscal month						84.00%
Percentage of deferred revenue refunded within 45 days						95.00%
Recognition of the beginning deferred revenue into revenue, as a result of performance obligations satisfied						$ 363,454,000
Recognition of the beginning deferred revenue into revenue, as a result of performance obligations satisfied						0
Remaining performance obligation			469,127,000			469,127,000
Sales and marketing costs						258,019,000	265,424,000	277,460,000
Foreign currency transaction gains (losses)						1,500,000	500,000	800,000
Unrecognized tax benefits			4,691,000			4,691,000	4,381,000	1,129,000		$ 0
Penalties and interest expense						500,000	400,000	100,000
Operating lease right-of-use assets			90,519,000			90,519,000
Lease liability			99,344,000			99,344,000
Domain Name Intangible Assets
Goodwill [Line Items]
Impairment of goodwill			12,300,000			12,300,000
Impairment of long lived assets								13,800,000
Developed technology and customer relationships
Goodwill [Line Items]
Impairment of long lived assets								4,900,000
Digital marketing
Goodwill [Line Items]
Impairment of goodwill						0
Goodwill			603,414,000			603,414,000	604,305,000	604,305,000
Contract with customer, asset			10,600,000			10,600,000
Capitalized contract cost amortization						6,300,000
Domain
Goodwill [Line Items]
Impairment of goodwill								12,100,000
Discount rate (as a percent)	10.50%			11.60%	10.50%
Impairment of intangible assets				$ 16,200,000	$ 4,600,000
Web presence
Goodwill [Line Items]
Impairment of goodwill						12,333,000
Goodwill			1,231,896,000			1,231,896,000	$ 1,244,760,000	$ 1,246,277,000
Contract with customer, asset			$ 76,600,000			76,600,000
Capitalized contract cost amortization						$ 49,200,000
Accounting Standards Update 2016-02
Goodwill [Line Items]
Operating lease right-of-use assets									$ 114,900,000
Lease liability									124,500,000
Reduction of accrued facility exit costs									1,700,000
Reduction of deferred rent liabilities									$ 7,900,000
Domain Monetization | Domain
Goodwill [Line Items]
Impairment of goodwill		$ 12,100,000
Measurement Input, Discount Rate
Goodwill [Line Items]
Discount rate			0.105			0.105	0.100	0.100
Web Hosting | Minimum
Goodwill [Line Items]
Contract term						30 days
Web Hosting | Maximum
Goodwill [Line Items]
Contract term						3 years
Web Hosting | Weighted Average
Goodwill [Line Items]
Contract term						1 year
Reporting Units With Goodwill Allocated
Goodwill [Line Items]
Number of reporting units | reporting_unit	3
Reporting Unit 1 Using Other Discount Rate | Measurement Input, Discount Rate
Goodwill [Line Items]
Discount rate			0.130			0.130
Reporting Unit 2 Using Other Discount Rate | Measurement Input, Discount Rate
Goodwill [Line Items]
Discount rate			0.135			0.135
Reporting Unit 3 Using Other Discount Rate | Measurement Input, Discount Rate
Goodwill [Line Items]
Discount rate			0.155			0.155
Reporting Units Representing 95% Of Goodwill
Goodwill [Line Items]
Number of reporting units | reporting_unit						3
Reporting Units With Goodwill And No Impairment
Goodwill [Line Items]
Number of reporting units | reporting_unit								6
Reporting Units Representing 3% Of Goodwill
Goodwill [Line Items]
Number of reporting units | reporting_unit						2
Goodwill							$ 64,200,000
Reporting Units Representing 3% Of Goodwill, Unit 1
Goodwill [Line Items]
Impairment of goodwill						$ 10,000,000.0
Reporting Units Representing 3% Of Goodwill, Unit 2
Goodwill [Line Items]
Impairment of goodwill						$ 2,300,000
Reporting Units Representing 2% Of Goodwill
Goodwill [Line Items]
Number of reporting units | reporting_unit						1
Reporting Units Representing 2% Of Goodwill | Measurement Input, Discount Rate
Goodwill [Line Items]
Discount rate			0.17			0.17
Reporting Units Representing 97% Of Goodwill
Goodwill [Line Items]
Number of reporting units | reporting_unit						3
Reporting Units Whose Fair Value Exceeds Carrying Value By 20%
Goodwill [Line Items]
Fair value in excess of carrying value						20.00%
Reporting Units Whose Fair Value Does Not Exceed Carrying Value By 20%, Unit 1
Goodwill [Line Items]
Goodwill			$ 52,000,000.0			$ 52,000,000.0
Ecomdash
Goodwill [Line Items]
Goodwill			7,000,000.0			7,000,000.0
Combination of Different Legacy Brands
Goodwill [Line Items]
Goodwill			$ 1,200,000,000			$ 1,200,000,000
Fair value in excess of carrying value						4.00%